SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2017, 2016 and 2015:

	2017		2016		2015
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	279,000	13.03	125,000	12.56	189,000	13.17
Granted	113,000	14.30	279,000	14.38	—	—
Exercised	(7,500)	11.78	(125,000)	12.11	(64,000)	10.55
Forfeited	(15,000)	11.78	—	—	—	—
Options outstanding at end of year	369,500	12.20	279,000	13.03	125,000	12.56

Exercisable at end of year	85,500	11.43	—	—	125,000	12.56